Disclosure of detailed information about convertible debenture (Details) - USD ($)	Oct. 31, 2018	Oct. 31, 2017
Convertible Debentures [Line Items]
Convertible debentures	$ 2,476,571	$ 2,489,017
Derivative liabilities	650,116	489,734
Equity component of convertible debentures	70,283	62,050
USD denominated debentures with equity components and CDN denominated debentures with embedded derivatives
Convertible Debentures [Line Items]
Convertible debentures	2,419,877	2,353,088
Derivative liabilities	151,918	281,879
Equity component of convertible debentures	70,283	62,050
USD denominated debentures with embedded derivatives
Convertible Debentures [Line Items]
Convertible debentures	56,694	135,929
Derivative liabilities	498,198	207,855
Equity component of convertible debentures	$ 0	$ 0